Income Tax Expense - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Disclosure of income tax expense [line items]
Applicable income tax rate	15.00%	15.00%	15.00%
Percentage of withholding tax	10.00%
Deferred tax liability for withholding tax payable	¥ 78.8	¥ 64.7		$ 11.4
Unrecognized deferred tax liability relating to undistributed earnings	¥ 187.8	¥ 227.2		$ 27.1
PRC [member] | Bottom of range [member]
Disclosure of income tax expense [line items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	5 years
PRC [member] | Top of range [member]
Disclosure of income tax expense [line items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	10 years
Malaysia [member]
Disclosure of income tax expense [line items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	10 years